SHARE-BASED PAYMENTS - Schedule of Share-based Payment Liability (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Share-based payments [Abstract]
Current liability	$ 3	$ 7
Non-current liability	1	5
Total liability for share-based payments	$ 4	$ 12